Unsecured Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Long-term Debt, Unclassified [Abstract]
Schedule of unsecured convertible notes payable
	December 31, 2016	March 31, 2016
(A) 8% Unsecured Convertible Notes – Due on January 19, 2018	$—	$200,000
(B) 6% Unsecured Convertible Notes – Due on September 30, 2018	—	—
(C) 6% Unsecured Convertible Notes – Due on September 13, 2018	152,663	—
(D) 6% Unsecured Convertible Notes – Due on September 30, 2018	503,205	—
Less accumulated amortization of Valuation Discount	(294,752)	(89,727)
Net	$361,116	$110,273

8% Unsecured Convertible Notes	$200,000
Less accumulated amortization of Valuation Discount	(89,727)

Net	$110,273